ORGANIZATION AND PRINCIPAL ACTIVITIES - Financial Information of VIE's (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥)
Financial information of VIEs and subsidiaries/schools
Total assets	$ 146,628		¥ 910,219		¥ 1,020,799
Total liabilities	123,129		647,448		857,203
Net revenue	83,873	¥ 583,909	531,508	¥ 443,924
Net income (loss)	$ (14,426)	(100,426)	44,940	45,925
Consolidated variable interest entity without recourse [Member]
Financial information of VIEs and subsidiaries/schools
Total assets			743,097		684,384
Total liabilities			527,339		¥ 647,775
Net revenue		503,221	447,834	426,118
Net income (loss)		¥ (45,739)	¥ 66,185	¥ 41,636